Summary of Significant Accounting Policies - Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value on a Recurring Basis Using Significant Unobservable Inputs [Line Items]
Fair value as of June 30, 2025	$ 4,683,834
Change in fair value	(1,390,543)	$ 336,136
Fair value as of December 31, 2025	$ 3,293,291